Significant accounting policies - Anticipated changes to International Financial Reporting Standards (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Non-current assets		$ 3,356,923	$ 3,367,615
Retained earnings		$ 1,145,476	$ 1,088,150
IFRS 16, Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Non-current assets	$ 410,000
Total liabilities	450,000
Retained earnings	$ 40,000